Summary of Liquid Assets by Type and Currency (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 601,604	$ 608,548
Securities received as collateral from securities financing and derivative transactions	272,051	272,743
Total liquid assets	$ 873,655	$ 881,291
% of total	100.00%	100.00%
Encumbered liquid assets	$ 293,999	$ 300,401
Unencumbered liquid assets	579,656	580,890
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	173,895	211,866
Securities received as collateral from securities financing and derivative transactions	124,999	113,181
Total liquid assets	$ 298,894	$ 325,047
% of total	34.00%	37.00%
Encumbered liquid assets	$ 134,152	$ 130,486
Unencumbered liquid assets	164,742	194,561
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	70,271	94,640
Total liquid assets	$ 70,271	$ 94,640
% of total	8.00%	11.00%
Encumbered liquid assets	$ 798	$ 1,689
Unencumbered liquid assets	69,473	92,951
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	26,176	39,008
Securities received as collateral from securities financing and derivative transactions	92,825	83,258
Total liquid assets	$ 119,001	$ 122,266
% of total	14.00%	14.00%
Encumbered liquid assets	$ 83,456	$ 80,934
Unencumbered liquid assets	35,545	41,332
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	23,615	30,763
Securities received as collateral from securities financing and derivative transactions	2	23
Total liquid assets	$ 23,617	$ 30,786
% of total	3.00%	3.00%
Encumbered liquid assets	$ 1,104	$ 2,294
Unencumbered liquid assets	22,513	28,492
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	30,213	22,999
Securities received as collateral from securities financing and derivative transactions	24,808	24,441
Total liquid assets	$ 55,021	$ 47,440
% of total	6.00%	6.00%
Encumbered liquid assets	$ 37,142	$ 34,990
Unencumbered liquid assets	17,879	12,450
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	9,062	11,310
Securities received as collateral from securities financing and derivative transactions	3,775	2,841
Total liquid assets	$ 12,837	$ 14,151
% of total	1.00%	1.00%
Encumbered liquid assets	$ 2,542	$ 2,331
Unencumbered liquid assets	10,295	11,820
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	14,558	13,146
Securities received as collateral from securities financing and derivative transactions	3,589	2,618
Total liquid assets	$ 18,147	$ 15,764
% of total	2.00%	2.00%
Encumbered liquid assets	$ 9,110	$ 8,248
Unencumbered liquid assets	9,037	7,516
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	427,709	396,682
Securities received as collateral from securities financing and derivative transactions	147,052	159,562
Total liquid assets	$ 574,761	$ 556,244
% of total	66.00%	63.00%
Encumbered liquid assets	$ 159,847	$ 169,915
Unencumbered liquid assets	414,914	386,329
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	84,956	69,183
Total liquid assets	$ 84,956	$ 69,183
% of total	10.00%	8.00%
Encumbered liquid assets	$ 120	$ 51
Unencumbered liquid assets	84,836	69,132
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	79,108	78,238
Securities received as collateral from securities financing and derivative transactions	3,143	2,108
Total liquid assets	$ 82,251	$ 80,346
% of total	9.00%	9.00%
Encumbered liquid assets	$ 10,268	$ 8,297
Unencumbered liquid assets	71,983	72,049
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	41,961	31,258
Securities received as collateral from securities financing and derivative transactions	33,280	38,684
Total liquid assets	$ 75,241	$ 69,942
% of total	9.00%	8.00%
Encumbered liquid assets	$ 38,077	$ 36,716
Unencumbered liquid assets	37,164	33,226
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	83,386	82,701
Securities received as collateral from securities financing and derivative transactions	44,924	53,755
Total liquid assets	$ 128,310	$ 136,456
% of total	15.00%	15.00%
Encumbered liquid assets	$ 34,903	$ 53,585
Unencumbered liquid assets	93,407	82,871
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	74,898	74,131
Securities received as collateral from securities financing and derivative transactions	5,082	9,566
Total liquid assets	$ 79,980	$ 83,697
% of total	9.00%	9.00%
Encumbered liquid assets	$ 18,949	$ 21,495
Unencumbered liquid assets	61,031	62,202
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	63,400	61,171
Securities received as collateral from securities financing and derivative transactions	60,623	55,449
Total liquid assets	$ 124,023	$ 116,620
% of total	14.00%	14.00%
Encumbered liquid assets	$ 57,530	$ 49,771
Unencumbered liquid assets	$ 66,493	$ 66,849